Investment Objectives and Goals	Oct. 24, 2025
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 1.25 times (125%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the ADR of Alibaba Group Holding Limited (NYSE: BABA).
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL).
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Amazon.com, Inc. (NASDAQ: AMZN).
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Microsoft Corporation (NASDAQ: MSFT).
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the common stock of Palantir Technologies Inc. (NASDAQ: PLTR).
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Uber Technologies, Inc. (NYSE: UBER).
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) of the common stock of Walt Disney Co (NYSE: DIS).
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Ford Motor Company (NYSE: F).